Convertible Preferred Stock, Common Stock and Stockholders' Deficit - Summary of Convertible Preferred Stock Authorized, Issued and Outstanding (Detail) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Convertible Preferred Stock [Line Items]
Shares Authorized	113,419,184	113,419,184	113,419,184
Share Issued and Outstanding	113,083,557	112,987,810	112,840,517
Net Carrying Value	$ 137,952	$ 137,497	$ 136,797
Liquidation Preference	$ 138,331	$ 137,876	$ 137,176
Series Seed [Member]
Schedule of Convertible Preferred Stock [Line Items]
Shares Authorized	18,233,848	18,233,848	18,233,848
Share Issued and Outstanding	17,918,211	17,918,211	17,918,211
Issuance Price Per Share	$ 0.0618	$ 0.0618	$ 0.0618
Net Carrying Value	$ 1,107	$ 1,107	$ 1,107
Liquidation Preference	$ 1,107	$ 1,107	$ 1,107
Series A [Member]
Schedule of Convertible Preferred Stock [Line Items]
Shares Authorized	28,725,920	28,725,920	28,725,920
Share Issued and Outstanding	28,725,920	28,725,920	28,725,920
Issuance Price Per Share	$ 0.2959	$ 0.2959	$ 0.2959
Net Carrying Value	$ 8,437	$ 8,437	$ 8,437
Liquidation Preference	$ 8,500	$ 8,500	$ 8,500
Series B [Member]
Schedule of Convertible Preferred Stock [Line Items]
Shares Authorized	34,391,480	34,391,480	34,391,480
Share Issued and Outstanding	34,391,480	34,391,480	34,391,480
Issuance Price Per Share	$ 0.4414	$ 0.4414	$ 0.4414
Net Carrying Value	$ 15,096	$ 15,096	$ 15,096
Liquidation Preference	$ 15,180	$ 15,180	$ 15,180
Series C [Member]
Schedule of Convertible Preferred Stock [Line Items]
Shares Authorized	14,468,290	14,468,290	14,468,290
Share Issued and Outstanding	14,468,290	14,468,290	14,468,290
Issuance Price Per Share	$ 2.0735	$ 2.0735	$ 2.0735
Net Carrying Value	$ 29,881	$ 29,881	$ 29,881
Liquidation Preference	$ 30,000	$ 30,000	$ 30,000
Series D [Member]
Schedule of Convertible Preferred Stock [Line Items]
Shares Authorized	17,599,646	17,599,646	17,599,646
Share Issued and Outstanding	17,579,656	17,483,909	17,336,616
Issuance Price Per Share	$ 4.7523	$ 4.7523	$ 4.7523
Net Carrying Value	$ 83,431	$ 82,976	$ 82,276
Liquidation Preference	$ 83,544	$ 83,089	$ 82,389